FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Highlights

                               SIX MONTHS
                                 ENDED
                            JANUARY 31, 2003       YEAR ENDED JULY 31,
                               (UNAUDITED)       ----------------------
                                               2002       2001        2000/c
                                        ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period $9.58    $9.88      $10.05      $10.00
                                     -------------------------------------------

Income from investment operations:
  Net investment income                .238     .545        .861        .288
  Net realized and unrealized gains
(losses)                              (.049)   (.300)      (.173)       .050
                                     -------------------------------------------
Total from investment operations       .189     .245        .688        .338
                                     -------------------------------------------

Less distributions from net investment
income                                (.239)   (.545)      (.861)      (.288)
                                     -------------------------------------------

Net asset value, end of period       $9.53    $9.58       $9.88      $10.05
                                     -------------------------------------------

Total return /a                       2.04%    2.52%       7.13%       3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)   $185,099  $265,940    $218,545     $37,370
Ratios to average net assets:
  Expenses                             .60%/b   .60%        .62%       1.00%/b
  Expenses excluding waiver and
payments by affiliate                 1.00%b    .98%       1.01%       2.27%/b
  Net investment income               4.99%b   5.55%       8.34%       8.62%/b
Portfolio turnover rate              26.83%   77.29%      37.87%      11.10%


a/ Total return is not annualized for periods less than one year. As of January 31, 2003, the cumulative return since inception was 15.82%.
b/  Annualized
c   For the period March 24, 2000 (effective date) to July 31, 2000.



                            See notes to financial statements.






















    FRANKLIN FLOATING RATE MASTER TRUST
    FRANKLIN FLOATING RATE MASTER SERIES
    Statement of Investments, January 31, 2003 (unaudited)

                                         SHARES      VALUE     % OF NET
                                                                 ASSETS
    ----------------------------------------------------------------------------
    Common Stocks (Cost $111,661)
    Wireless Communications
  a/Arch Wireless Inc.                   8,104    $ 18,153     .01
                                                  ----------  ------

                                      PRINCIPAL
                                       AMOUNT
                                      ---------

    Bonds
    Hospital/Nursing Management
    Genesis Health Ventures Inc.,
    6.38%, 4/02/07                   $ 980,000     921,200     .50
                                                  ----------  ------

    Wireless Communications
    Arch Wireless Inc.,
         Senior secured note, 10.00%,  966,283     949,373     .51
         5/15/07
         Senior sub. note, PIK,      1,049,601     813,441     .44
         12.00% 5/15/09                         -----------  ------
                                                 1,762,814     .95
                                                 -----------  ------

    Total Bonds (Cost $2,821,644)                2,684,014    1.45
                                                 -----------  ------

  b/Senior Floating Rate Interests
    Advertising/Marketing Services
    Adams Outdoor Advertising Inc.,
    Term Loan B, 4.868 - 4.87%,
    12/26/07                         1,780,000   1,786,3057    .97
    Lamar Media Corp., Term Loan C,
    3.875%, 2/01/07                  1,500,000   1,502,063     .81
                                                 -----------  ------
                                                 3,288,368    1.78
                                                 -----------  ------

    Aerospace & Defense
    Aerostructures Corp., Term Loan,
    5.59%, 11/05/08                  1,000,000     991,250     .54
    Hexcel Corp., Term Loan B, 5.625
    - 5.938%, 9/14/05                  964,499     945,209     .51
    Integrated Defense Technology
    Inc., Term Loan B,               1,994,994   1,980,031    1.07
    5.40 - 5.757%, 3/04/08
    Raytheon Aerospace LLC, Term       997,485/07  987,510     .53
    Loan B, 5.40 - 7.25
    Titan Corp., Term Loan B,          995,000     995,000     .54
    4.11 - 5.75%, 2/23/06
    Veridian Corp., Term Loan,
    4.59 - 5.08%, 6/05/08            1,486,256   1,492,015     .81
    Vought Aircraft Industries,
    Term Loan X, 4.34%,                860,0006    842,800     .45
    12/01/06                                     -----------  -------
                                                 8,233,815    4.45
                                                 -----------  -------

    Alternative Power Generation
    Headwaters Inc., Term Loan B,
    5.91%, 9/12/07                     936,290     922,246     .50
                                                 -----------  -------

    Apparel/Footwear
    Levi Strauss & Co., Term Loan B,
    7.25%, 7/31/06                   1,000,000   1,005,000     .54
                                                 -----------  -------

    Auto Parts: Original Equipment Manufacturer
    Aftermarket Technology Corp.,
         Term Loan B1, 4.37%,
         2/08/08                       195,683     195,963     .10
         Term Loan B2, 4.38 - 4.39%,
         2/08/08                       269,067     269,452     .15
    Dayco Products LLC, Term Loan B,
    4.66 - 4.99%, 5/13/07              543,627     537,647     .29
    Metaldyne, Term Loan D, 4.375%,
    12/31/09                         1,498,125   1,447,563     .78
    Tenneco Automotive Inc.,
         Term Loan B, 5.69%,
         11/04/07                      918,885     832,904     .45
         Term Loan C, 5.94%,
         5/04/08                       918,885     832,904     .45
                                                 -----------  ------
                                                 4,116,433    2.22
                                                 -----------  ------

    Beverages: Alcoholic
    Southern Wine & Spirits of
    America Inc., Term Loan B,          995,000    998,731     .54
    3.90%, 6/21/08                               -----------  ------

    Broadcasting
    Benedek Broadcasting Corp.,
    Term Loan B, 1.25%, 11/20/07        116,8187     6,804     .01
    Emmis Operating Co.,
    Term Loan B, 3.625%, 8/31/09      1,000,000  1,006,563     .54
    Radio One Inc., Term Loan A,
    2.67%, 6/30/07                    2,000,000  1,950,000    1.06
                                                 ----------   ------
                                                 2,963,367    1.61
                                                 ----------   ------

    Building Products
    Tapco International,
         Term Loan B, 4.40%, 7/23/07    487,374    483,718     .26
         Term Loan C, 4.65%, 7/23/08    487,374    483,718     .26
                                                 -----------  ------
                                                   967,436     .52
                                                 -----------  ------

    Cable/Satellite Television
    Century Cable (Adelphia)
         Discretionary Term Loan,
         6.25%, 12/31/09              1,000,000    714,500     .39
         Term Loan, 6.25%, 6/30/09    3,000,000  2,198,250    1.19
    Charter Communications CCVIII,
    Term Loan B, 4.13%, 12/14/08        980,050    825,080     .45
    Charter Communications Operating
    LLC, Term Loan B, 4.12%, 9/18/08    982,531    830,239     .45
    Hughes Electronics, Term Loan,
    5.86%, 8/31/03                    2,000,000  2,003,750    1.08
    Insight Midwest Holdings,
    Term Loan B, 4.563%, 12/31/09    12,000,000  1,939,500    1.05
    MCC Iowa (Broadband), Term
    Loan B1, 4.06 - 4.11% 9/30/10     1,000,000    977,292     .53
    Olympus Cable Holdings, Term
    Loan B, 6.25%, 9/30/10            2,000,000  1,618,500     .87
    PanAmSat Corp., Term Loan B,
    4.84%, 12/31/08                   2,000,000  1,971,250    1.06
    UPC Distribution Holdings BV,
    Term Loan C2, 6.88%, 3/31/09      2,000,000  1,387,500     .75
    Videotron Itee, Term Loan B,
    4.159 - 4.17%, 12/01/09           2,604,616  2,539,500    1.37
                                                 -----------  ------
                                                17,005,361    9.19
                                                ------------  ------

    Casinos/Gaming
    Alliance Gaming Corp., Term Loan,
    4.69%, 12/31/06                     994,987  1,000,791     .54
    Ameristar Casinos Inc.,
    Term Loan B, 4.125 - 4.188%,
    12/31/06                          1,171,703 11,178,001     .64
    Argosy Gaming Co., Term
    Loan B, 5.15%, 7/31/08              492,500    495,476     .27
    Greektown Casinos LLC,
    Term Loan B, 4.938 - 5.188        1,722,535  1,725,764     .93
    Isle of Capri, Term Loan B,
    3.90 - 3.92%, 3/26/08               992,500     994,672     .54
    Marina District Finance Co.
    Inc., Term Loan B, 4.85%,
    12/10/08                          1,000,000     992,500     .54
    Scientific Games Corp.,
    Term Loan B, 4.85%, 12/10/08      1,000,000   1,000,625     .54
                                                ------------  ------
                                                  7,387,829    4.00
                                                ------------  ------

    Chemicals: Specialty
    FMC Corp., Term Loan B, 6.11%,
    10/21/07                          1,000,000   1,013,750     .55
    Ineos Group Ltd.,
    Term Loan C, 5.258%, 6/30/09      1,912,099   1,909,112    1.03
    Noveon Inc., Term
    Loan B, 4.938 - 5.00%, 9/30/08    2,955,000   2,963,179    1.60
    OM Group Inc., Term
    Loan C, 6.75%, 4/01/06              995,000     937,788     .51
    Sovereign Specialty
    Chemicals Inc., Term Loan B,      1,000,000     940.000     .51
    5.89 - 7.75%, 12/31/07                      ------------  ------
                                                  7,763,829    4.20
                                                ------------  ------

    Coal
    Arch Western Resources LLC,
    Term Loan B, 4.35 - 4.85%,
    4/18/08                           2,000,000  12,001,250    1.08
                                                ------------  ------

    Commercial Printing/Forms
    CSG Systems Inc., Term Loan B,
    4.507%, 12/31/07                    500,000     487,709     .26
    Yellow Book USA,
    Term Loan C, 4.84%, 3/31/10         995,000     982,314     .53
                                                ------------  ------
                                                  1,470,023     .79
                                                ------------  ------

    Consumer Sundries
    Church & Dwight Co.,
    Term Loan B, 3.88%, 5/27/09         796,000     801,058     .43
    United Industries Corp.,
    Term Loan B, 5.34%, 1/20/06         997,421     999,291     .54
                                                ------------  -------
                                                  1,800,349     .97
                                                ------------  -------

    Containers/Packaging
    Berry Plastics, Term
    Loan, 4.634%, 7/22/10               995,000   1,000,130     .54
    Constar International
    Inc., Term Loan B, 6.50%,
    11/20/09                            997,500     999,994     .54
    Graham Packaging Co.,
    Term Loan D, 4.00 - 5.169%
    1/31/07                           1,718,018   1,702,525     .92
    Impress Metal,
    Term Loan G, 4.644%, 12/31/06     1,933,641   1,894,969    1.02
    Stone Container Corp.,
         Term Loan B, 3.875%,
         7/25/09                      1,461,538   1,446,923     .78
         Term Loan C, 3.875%,
         7/25/09                        538,462     533,750     .29
    US Can Corp.,
    Term Loan B, 5.65%, 10/03/08        987,500     853,200     .46
                                                ------------  -------
                                                  8,431,491    4.55
                                                ------------  -------

      Discount Stores
    Kmart Corp., DIP, 1.38%, 7/07/04    750,000     742,344     .40
                                                ------------  --------

    Electric Utilities
    AES New York Funding LLC,
    Term Loan, 6.188%, 2/28/05          750,000     692,813     .37
    Calpine Corp.,
    Term Loan B, 5.188%, 3/08/04        949,565     846,893     .46
    Michigan Electric
    Transmission Co. LLC,
    Term Loan, 3.84%, 5/01/07           995,000     993,756     .54
    Southern California
    Edison Co., Term Loan
    B, 4.813%, 3/01/05                1,500,000   1,497,891     .81
                                                ------------  --------
                                                  4,031,353    2.18
                                                ------------  --------

    Electrical Products
    Rayovac Corp., Term Loan B,
    5.12 - 5.15%, 10/01/09              911,667     911,667     .49
                                                ------------  -------


    Electronics/Appliances
    Alliance Laundry Systems
    LLC, Term Loan, 4.84 - 4.88%,
    7/31/09                             948,187     938,309     .51
                                                ------------  -------


    Engineering & Construction
    Brand Services Inc.,
    Term Loan B, 5.41%, 10/16/09      1,000,000   1,004,063     .54
    Washington Group International
    (Morrison Knudsen
    Syntheitc Term Loan,
    1.318%, 7/23/04                   1,000,000     980,000
                                                ------------  ------
                                                  1,984,063    1.07
                                                ------------  ------

    Environmental Services
    Allied Waste Industries Inc.,
         Term Loan B, 4.188%,
         7/21/06                      1,003,779   1,001,001     .54
         Term Loan C, 4.438%,
         7/21/07                      1,204,465   1,201,078     .65
    Casella Waste Systems Inc.,
    Term Loan B, 4.625%,
    1/24/09                           1,000,000   1,006,667     .54
    Mactec Inc.,
    Term Loan, 5.688%, 2/22/08          486,806     462,465     .25
                                                ------------  ------
                                                  3,671,211    1.98
                                                ------------  ------
    Food Retail
    Gate Gourmet LLC, Term
    Loan B, 9.50%, 12/21/07           1,000,000     970,000     .52
                                                ------------  -------


    Food: Major Diversified
    Agrilink Foods Inc.,
    Term Loan B, 4.34 - 4.77%,
    8/08/08                             997,500     999,994     .54
    Del Monte Corp., Term Loan B,
    5.11 - 5.15%, 12/20/10            1,000,000   1,008,375     .54
    International Multifoods,
    Term Loan B, 4.34 - 4.42%
    2/28/08                           1,326,907   1,332,831     .72
    Merisant Corp.,
    Term Loan B, 4.65%, 3/31/07         589,170     589,446     .32
                                                ------------  ------
                                                  3,930,646    2.12
                                                ------------  ------

    Food: Meat/Fish/Dairy
    American Seafoods, Term Loan B,
    2.25 - 4.65%, 4/15/09               987,721     991,888     .54
    Swift & Co., Term Loan B,
    4.96 - 6.50%, 9/19/08               997,500   1,001,241     .54
                                                ------------  ------
                                                  1,993,129    1.08
                                                ------------  ------

    Food: Specialty/Candy
    Otis Spunkmeyer Inc., Term Loan B,
    5.619%, 2/20/09                     988,636     984,929     .53
                                                ------------  ------

    Home Furnishings
    Aero Products International, Term
    Loan, 5.90%, 12/16/08               970,874     968,447     .52
                                                ------------  ------


    Hospital/Nursing Management
    Iasis Healthcare Corp., Term
    Loan B, 5.63%, 9/30/06               82,577       2,581     .00
    Triad Hospitals Inc., Term
    Loan B, 4.34%, 9/30/08            2,959,091   2,974,070    1.60
    Vanguard Health Systems Inc.,
    Term Loan B, 5.63%, 1/03/10       1,000,000   1,000,625     .54
                                                ------------  ------
                                                  3,977,276    2.14
                                                ------------  ------

    Hotel/Resorts/Cruiselines
    Extended Stay America Inc.,
    Term Loan B, 4.34%, 7/01/70       1,909,159   1,888,078    1.02
    Wyndham International Inc.,
         Increasing Rate Note,
         6.188%, 6/05/03              2,375,206   1,953,607    1.06
         Term Loan B, 6.188%,
         6/30/04                        904,207     716,081     .39
                                                ------------  ------
                                                  4,557,766    2.47
                                                ------------  ------

    Industrial Machinery
    Flowserve Corp., Term Loan
    C, 4.188%, 6/30/09                  829,247     827,174     .44
                                                ------------  ------

    Industrial Specialties
    SC Johnson Commercial Markets,
    Term Loan B, 5.186%, 11/03/09     1,000,000   1,004,766     .54
                                                ------------  ------


    Information Technology Services
    The Relizon Co., Term Loan
    B, 6.17 - 6.19%, 12/31/07         1,959,494   1,848,455    1.00
                                                ------------  ------


    Major Telecommunications
    GCI Holdings Inc., Term Loan,
    7.91%, 10/30/04                   1,000,000     997,500     .54
    Time Warner Telecom Inc.,
    Term Loan B, 5.40%, 12/15/07        800,000     678,800     .37
                                                -------------  ------
                                                  1,676,300     .91
                                                -------------  ------

    Managed Health Care
    Pacificare Health Systems Inc.,
    Term Loan, 6.34%, 1/03/05           405,474     405,981     .22
                                                -------------  ------


    Marine Shipping
    Great Lakes Transportation LLC,
    Term Loan, 5.375 - 5.438%,
    3/20/08                             775,505     773,567     .42
    Ingram Industries Inc.,
    Term Loan B, 3.88 - 4.207%,
    7/02/08                             841,825     840,773     .45
                                                -------------  ------
                                                  1,614,340     .87
                                                -------------  ------

    Media Conglomerates
    Canwest Media Inc.,
         Term Loan B, 4.90%, 5/15/08  1,206,337   1,207,427     .65
         Term Loan C, 5.15%, 5/15/09    753,663     754,343     .41
                                                -------------  ------
                                                  1,961,770    1.06
                                                -------------  ------

    Medical Specialties
    PerkinElmer Inc., Term Loan B,
    5.35%, 12/26/08                   1,000,000   1,010,000     .54
                                                -------------  ------

    Medical/Nursing Services
    Alliance Imaging Inc., Term Loan
    C, 3.75 - 4.25% 11/02/08          1,652,180   1,629,462     .88
    DaVita Inc., Term Loan B,
    4.353 - 4.822%, 3/31/09             990,382     993,230     .54
    Insight Health Services,
    Term Loan B, 4.84%, 10/17/08        987,500     991,203     .54
    Sunrise Medical, Term Loan B,
    5.875%, 12/31/07                  1,495,200   1,491,462     .81
    Team Health Inc., Term Loan B,
    4.688%, 10/31/08                  1,000,000     977,500     .53
                                                -------------  ------
                                                  6,082,857    3.30
                                                -------------  ------

    Military/Government/Technical
    DigitalNet Inc., Term Loan,
    5.83%, 12/10/07                   1,000,000     977,500     .53
    DRS Technologies Inc.,
    Term Loan, 4.59 - 4.72%,
    9/28/08                           1,975,018   1,988,185    1.07
    U.S. Investigations
    Services Inc., Term Loan,
    7.25%, 1/02/08                    1,000,000     995,000     .54
                                                ------------  ------
                                                  3,960,685    2.14
                                                ------------  ------
    Miscellaneous Commercial Services
    Corrections Corp. of America,
    Term Loan B, 4.85 - 4.92%,
    3/31/08                           1,985,000   1,988,226    1.07

    Wackenhut Corrections Corp.,
    Term Loan B, 5.41 - 6.00%,
    12/10/08                          1,000,000     999,375     .54
                                                ------------  ------
                                                  2,987,601    1.61
                                                ------------  ------

    Miscellaneous Manufacturing
    Enersys Capital Inc.,
    Term Loan B, 4.92 - 5.26%,
    11/09/08                           980,019      970,219     .52
    Mueller Group, Term Loan
    E, 4.09 - 4.51%, 5/31/08           997,494      995,748     .54
    Rexnord Corp., Term Loan,
    5.40%, 11/18/09                  1,000,000    1,007,813     .54
    Sanmina-Sci Corp., Term
    Loan B, 5.438%, 12/12/07         1,000,000    1,006,250     .54
    Trimas Corp., Term Loan B,
    4.438 - 4.563%, 12/06/09           997,596      997,970     .54
                                                ------------  -------
                                                  4,978,000    2.68
                                                ------------  -------

    Movies/Entertainment
    Carmike Cinemas Inc., Term
    Loan, 7.75%, 1/31/07             1,883,791    1,863,384    1.01
    CH Operating LLC,
    Term Loan B, 5.875 - 5.938%,
    6/21/07                            655,172      649,440     .35
    Fitness Holdings Worldwide,
    Term Loan B, 6.188 - 6.25%,
    11/02/06                           389,385      378,677     .20
    Hollywood Entertainment Corp.,
    Term Loan, 4.87 - 4.89%,
    3/31/08                          1,000,000    1,001,042     .54
    Hoops LP (Memphis Grizzlies),
    Term Loan A, 4.875%, 6/12/06     1,000,000      998,125     .54
    Loews Cineplex Entertainment
    Corp., Term Loan A, 4.875%
    2/28/08                          2,414,431    2,374,189    1.28
    Metro-Goldwyn-Mayer Inc.,
         Term Loan A, 4.14%,
         6/30/07                     2,000,000    1,991,250    1.08
         Term Loan B, 4.39%,
         6/30/08                     1,000,000      995,625     .54
    New Orleans Hornets NBA LP,
    Term Loan A, 4.625%, 6/30/04     1,000,000      998,125     .54
                                                ------------  -------
                                                 11,249,857    6.08
                                                ------------  -------
    Office Equipment/Supplies
    Imagistics International Inc.,
    Term Loan B, 4.188%,
    11/09/07                           741,480      740,553     .40
                                                ------------  -------

    Oil Refining/Marketing
    Pacific Energy Group LLC,
    Term Loan B, 4.099%,
    7/26/09                          1,000,000    1,003,125     .54
    Tesoro Petroleum Corp.,
    Term Loan B, 7.50%,
    9/30/07                          1,333,808    1,233,772     .67
                                                ------------  -------
                                                  2,236,897    1.21
                                                ------------  -------

    Oilfield Services/Equipment
    Veritas DGC Inc., Term Loan B,
    6.50%, 2/07/07                   1,000,000      990,000     .53
                                                ------------- -------

    Other Consumer Services
    Sotheby's Holdings Inc.,
    Term Loan B, 5.21%, 2/11/03        769,231      765,385     .41
                                                ------------- -------

    Other Transportation
    Transcore Holdings Inc.,
    Term Loan B, 3.75 - 5.178%,
    10/31/06                           997,500      999,994     .54
    TravelCenters of America Inc.,
    Term Loan B, 4.62 - 6.50%,
    11/14/08                           990,000      994,641     .54
                                                ------------- -------
                                                  1,994,635    1.08
                                                ------------- -------

    Property-Casualty Insurance
    White Mountains Insurance
    Group Inc., Term Loan            1,442,659    1,436,799     .78
                                                ------------- -------

    Publishing: Books/Magazines
    Advanstar Communications,
    Term Loan B, 5.43%, 11/02/08     1,782,857    1,693,714     .92
    BAI Finance LP, Term Loan B,
    5.688%, 11/28/09                 1,000,000    1,006,500     .54
    CBD Media LLC, Term Loan B,
    4.63%, 12/31/08                    500,000      501,250     .27
    Dex Media East LLC,
    Term Loan B, 5.56%,
    6/30/09                          1,000,000    1,007,917     .54
    F&W Publications Inc.,
    Term Loan B, 5.44%,
    12/31/10                           991,667      986,708     .53
    R. H. Donnelley Corp.,
    Term Loan B, 5.34%, 6/30/10      1,000,000    1,007,750     .54
                                                ------------- -------
                                                  6,203,839    3.34
                                                ------------- -------

    Pulp & Paper
    Appleton Papers Inc.,
    Term Loan C, 4.63 - 4.66%,
    11/08/06                           623,551      626,864     .34
                                                 ------------ -------

    Railroads
    DM&E Railroad, Term Loan, 8.00%,
    6/30/08                            990,000      982,575     .53
    Helm Holding Corp., Term Loan B,
    5.103 - 5.176%, 10/18/06           811,797      750,912     .41
    Kansas City Southern Industries
    Inc., Term Loan B, 3.689 - 3.819%
    6/07/07                            162,107      162,512     .08
    RailAmerica Transportation
    Corp., Term Loan B, 3.938 -
    4.00%, 5/21/09                   1,000,000      999,250     .54
    Trinity Industries Inc.,
    Term Loan, 4.656 - 4.969%
    6/07/07                            995,000      997,363     .54
                                                 ------------ --------
                                                  3,892,612    2.10
                                                 ------------ --------

    Real Estate Investment Trusts
    Newkirk Master LP, Term Loan,
    8.50%, 1/30/05                   1,576,178    1,574,208     .85
                                                 ------------ --------


    Rental/Leasing Companies
    Ashtead Group, Term Loan B,
    4.398%, 6/30/07                    873,959     808,412      .44
    Rent-Way Inc., Term Loan B,
    7.40%, 9/30/06                     449,758     418,275      .23
    United Rentals Inc.,
    Term Loan B, 4.35 - 5.10%,
    9/30/07                          1,294,245   1,288,097      .70
                                                 ------------ --------
                                                 2,514,784     1.37
                                                 ------------ --------

    Restaurants
    Buffets Inc., Term Loan B,
    4.90%, 6/28/09                   1,765,681   1,749,681      .95
    O'Charleys Inc., Term Loan
    B, 5.34%, 1/15/09                1,000,000     998,125      .54
                                                 ------------ -------
                                                 2,747,806     1.49
                                                 ------------ -------

    Semiconductors
    ON Semiconductor Corp.,
    Term Loan D, 5.438%, 8/04/07       666,114     593,508      .32
                                                 ------------ -------

    Services to the Health Industry
    NDC Health Corp., Term Loan B,
    5.47%, 11/30/08                  1,000,000   1,001,250      .54
    Stewart Enterprises Inc.,
    Term Loan B, 4.786 - 5.122%
    6/30/06                            677,883     681,167      .37
    Unilab Corp., Term Loan B,
    4.938%, 11/23/06                   842,955     845,062      .46
                                                 ------------ -------
                                                 2,527,479     1.37
                                                 ------------ -------

    Specialty Stores
    PETCO Animal Supplies Inc.,
    Term Loan C, 4.34 - 4.38%,
    10/02/08                           994,832     998,252      .54
                                                 ------------ -------


    Specialty Telecommunications
  c/Global Crossing Holdings Ltd.,
    Term Loan B, 8.25%, 8/15/06        497,274      94,030      .05
                                                 ------------ -------

    Steel
    Steel Dynamics Inc., Term Loan B,
    5.13 - 5.542%, 3/15/08             841,6488    845,330      .46
                                                 ------------ -------


    Telecommunications Equipment
    IPC Aquisition Corp.,
    Term Loan, 7.50%, 12/31/06       1,321,135   1,312,878      .71
                                                 ------------ -------


    Tobacco
    Commonwealth Brands Inc.,
    Term Loan, 5.375%, 8/22/07         941,667     940,490      .51
                                                 ------------ -------


    Trucking
    Flexi-Van Leasing Inc.,
    Term Loan B, 4.31 - 4.82%,
    9/20/07                            498,750     499,373      .27
                                                 ------------ -------


    Water Utilities
    National Waterworks Inc.,
    Term Loan B, 6.50%,
    11/27/09                         1,000,000   1,007,813      .54
                                                 ------------ -------


    Wholesale Distributors
    Amscan Holdings Inc.,
    Term Loan, 5.87%, 6/20/07        1,000,000     992,500      .54
    Wilmar Industries Inc.,
    Term Loan B, 5.36%, 9/29/07        977,500     967,725      .52
                                                 ------------ -------
                                                 1,960,225     1.06
                                                 ------------ -------

    Wireless Communications
    TSI Telecommunication Holding
    Inc., Term Loan, 6.24%,
    12/31/06                           948,864     896,672      .48
                                                 ------------  -------
    Total Senior Floating Rate
    Interests (Cost $179,055,701)              175,024,886    94.55
                                               -------------- --------
    Total Long Term Investments
   (Cost $181,989,006)                          177,727,053   96.00
                                               -------------- --------


     Repurchase Agreement (Cost $7,342,006)
  d/ Joint Repurchase Agreement, 1.294%, 2/03/03, (Maturity Value 7,342,798)
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $708,139)
       Banc of America Securities LLC (Maturity Value $708,139)
       Barclays Capital Inc. (Maturity Value $708,139)
       Bear, Stearns & Co. Inc. (Maturity Value $708,139)
       BNP Paribas Securities Corp. (Maturity Value $708,139)
       Deutsche Bank Securities Inc. (Maturity Value $708,139)
       Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $708,139) Goldman, Sachs & Co. (Maturity Value $708,139)
       Lehman Brothers Inc. (Maturity Value $261,408)
       Morgan Stanley & Co. Inc. (Maturity Value $708,139)
       UBS Warburg LLC (Maturity Value $708,139)
           Collateralized by U.S. Treasury Bills, Notes, Bonds, and
           U.S. Government Agency Securities

    Total Investments (Cost $189,331,012)                185,069,059    99.97
    Other Assets, less Liabilities                            30,435      .03
                                                         ------------  ------
    Net Assets                                         $ 185,099,494   100.00
                                                         ============  ======



  a/ Non-income producing
  b/ Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).
 c/  See Note 7 regarding defaulted securities.

                       See notes to financial statments.





























    FRANKLIN FLOATING RATE MASTER TRUST
    FRANKLIN FLOATING RATE MASTER SERIES
    Financial Statements

    Statement of Assets and Liabilities
    January 31, 2003 (unaudited)

    Assets:
     Investments in securities:
       Cost                                                      $ 189,331,012
                                                             -------------------
       Value                                                       185,069,059
     Cash                                                              124,572
     Receivables:
       Investment securities sold                                    1,783,294
       Interest                                                      1,001,109
     Other assets                                                       22,436
                                                             -------------------
       Total assets                                                188,000,470
                                                             -------------------
    Liabilities:
     Payables:
       Investment securities purchased                               1,985,201
       Capital shares redeemed                                          31,811
       Affiliates                                                       85,427
     Distributions to shareholders                                     798,537
                                                             -------------------
        Total liabilities                                            2,900,976
                                                             -------------------
          Net assets, at value                                   $ 185,099,494
                                                             -------------------
    Net assets consist of:
     Undistributed net investment income                               (20,300)
     Net unrealized appreciation (depreciation)                     (4,261,953)
     Accumulated net realized gain (loss)                           (8,418,917)
     Capital shares                                                197,800,664
                                                              ------------------
          Net assets, at value                                   $ 185,099,494
                                                              ==================
                                                                          9.53
                                                              ==================
     Net asset value and maximum offering price per share
    ($185,099,494 $:9.53,432,854 shares outstanding)



                       See notes to financial statements.
























     FRANKLIN FLOATING RATE MASTER TRUST
     FRANKLIN FLOATING RATE MASTER SERIES
     Financial Statements (continued)

     Statement of Operations
     for the six months ended January 31, 2003 (unaudited)

     Investment income:
       Interest                                         $ 6,121,950
                                               ------------------------

     Expenses:
       Management fees (Note 4)                             879,406
       Administrative fees (Note 4)                         163,293
       Transfer agent fees                                    2,418
       Custodian fees                                         1,374
       Reports to shareholders                                  194
       Professional fees                                     18,892
       Trustees' fees and expenses                              168
       Other                                                 36,640
                                               ------------------------
        Total expenses                                    1,102,385
        Expenses waived/paid by affiliate (Note 4)         (442,830)
                                               ------------------------
          Net expenses                                      659,555
                                               ------------------------
           Net investment income                          5,462,395
                                               ------------------------
     Realized and unrealized gains (losses):
        Net realized gain (loss) from investments        (5,661,860)
        Net unrealized appreciation (depreciation)
        on investments                                    3,764,507
                                               ------------------------
     Net realized and unrealized gain (loss)             (1,897,353)
                                               ------------------------
     Net increase (decrease) in net assets
     resulting from                                       3,565,042
                                               ========================



                    See notes to financial statements.



















    FRANKLIN FLOATING RATE MASTER TRUST
    FRANKLIN FLOATING RATE MASTER SERIES
    Financial Statements (continued)

    Statements of Changes in Net Assets
    for the six months ended January 31, 2003 (unaudited) and the year ended July 31, 2002

                                                 Six Months          Year
                                                   Ended            Ended
                                               January 31, 2003  July 31, 2002
                                               ---------------------------------
    Increase (decrease) in net assets:
    Operations:
      Net investment income                      $ 5,462,395     $ 14,702,030
      Net realized gain (loss) from investments   (5,661,860)      (2,585,685)
      Net unrealized appreciation (depreciation)
       on investments                              3,764,507       (5,712,584)
                                                  ----------------------------
        Net increase (decrease) in net assets
        resulting from operations                  3,565,042        6,403,761
    Distributions to shareholders from net
    investment                                    (5,478,287)     (14,724,890)
    Capital share transactions (Note 2)          (78,927,365)      55,716,667
                                                  ----------------------------
        Net increase (decrease) in net assets    (80,840,610)      47,395,538
    Net assets:
        Beginning of period                      265,940,104      218,544,566
                                                  ----------------------------
        End of period                          $ 185,099,494    $ 265,940,104
                                                  ============================

    Undistributed net investment income included in net assets:
        End of period                              $ (20,300)   $      (4,408)
                                                  ============================

                       See notes to financial statements.













FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of one series, the Franklin Floating Rate Master Series (the Fund), shares of which are issued in private placements and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

a.    Security Valuation:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b.    Joint Repurchase Agreement:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At January 31, 2003, all repurchase agreements had been entered into on that date.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis:

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

d.    Income Taxes:

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

e. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. Net investment income is allocated to the partners daily.



Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f.    Accounting Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g.    Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At January 31, 2003, there were no unfunded loan commitments.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:
[OBJECT OMITTED]


                SIX MONTHS ENDED                            YEAR ENDED
                JANUARY 21, 2003                           JULY 31, 2002
--------------------------------------------------------------------------------
                  SHARES           AMOUNT          SHARES        AMOUNT
--------------------------------------------------------------------------------
Share sold          878,413      $ 8,344,195       11,650,219   $114,303,425
Shares Redeeemed (9,208,151)     (87,271,560)      (6,013,547)   (58,586,758)
Net Increase    ----------------------------------------------------------------
(decrease)       (8,329,738)     $78,927,365)       5,636,672    (55,716,667)
                ================================================================


3. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 19, 2003. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the period ended January 31, 2003, the Fund did not utilize the facility.

4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:


Entity                                           Affiliation
----------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)            Investment manager
Franklin Templeton Services LLC           (FT Administrative manager Services)
Franklin/Templeton Investor Services LLC  Transfer agent (Investor Services)
Franklin/Templeton Distributors Inc.    Principal underwriter (Distributors)

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.


Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund pays an administrative fee to FT Services based on the average net assets of the Fund as follows:


FT Services and Advisers agreed in advance to waive administrative and management fees, as noted in the Statement of Operations.

At January 31, 2003, the shares of the Fund were owned by the following entities:

5. INCOME TAXES

At January 31, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $189,349,057 was as follows:


Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2003 aggregated $52,359,725 and $103,329,596, respectively.


Notes to Financial Statements (unaudited) (continued)

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 95.20% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. At January 31, 2003, the Fund held defaulted securities with a value aggregating $94,030 representing .05% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and those bonds for which the income is deemed uncollectible and provides an estimate for losses on interest receivable.

8. PARTNERSHIP DISTRIBUTIONS

For the period ended January 31, 2003, the Fund made the following distributions to the partners:


Daily distribution information is available at the registered office upon request.

9. SOFT COMMISSIONS

Consistent with obtaining best execution, brokerage commissions on portfolio transactions may be directed by Advisers to broker-dealers in recognition of research services furnished by them as well as for services rendered in the execution of orders by such broker-dealers.